Note 9 - Staff Numbers and Costs - Average Number of Employees (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Average number of employees	179	212	209	179
Sales and Business Development [Member]
Statement Line Items [Line Items]
Average number of employees	9	13	11	9
Central Services and Management [Member]
Statement Line Items [Line Items]
Average number of employees	31	35	27	32
Production [Member]
Statement Line Items [Line Items]
Average number of employees	139	164	171	138